UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA New Jersey Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA New Jersey Municipal Money Fund, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2003


CMA New Jersey
Municipal Money Fund



www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA New Jersey Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



To Our Shareholders:


For the year ended March 31, 2003, CMA New Jersey Municipal Money
Fund paid shareholders a net annualized yield of .80%.* As of March 31, 2003, the Fund's 7-day yield was .59%.


Economic Environment
During the six-month period ended March 31, 2003, equity and fixed income markets and the domestic economy continued to be influenced strongly by developments outside of the financial sector. The uncertainty that surrounded the effectiveness of the weapons inspections by the United Nations and the eventual onset of war with Iraq in mid-March weighed heavily on consumer and corporate spending. Despite the increased volatility in the equity markets because of geopolitical uncertainty, the Dow Jones Industrial Average and the NASDAQ Composite Index were able to post positive gains for the period. However, by the end of the period, both indexes were well off the highs reached in late November 2002. Fixed income investors favored the very short end of the U.S. Treasury yield curve because of its relative safety. Six-month and two-year U.S. Treasury bills experienced solid gains that lowered yields on these instruments 43 basis points (.43%) and 31 basis points, respectively. Finally, the Federal Open Market Committee has met four times since September 30, 2002, lowering interest rates 50 basis points at its meeting on November 6, 2002 and bringing the Federal Funds borrowing rate to a historic low of 1.25%. Interestingly, at the Federal Open Market Committee meeting on
March 18, 2003, the Federal Reserve Board chose not to issue its customary stated bias, which typically characterizes the committee's current risk assessment for the economy. This may have left the door open for the Federal Reserve Board to cut the Federal Funds rate between meetings should conditions warrant.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Specific to New Jersey, the state is facing a growing budget deficit as tax revenues continue to fall well short of projected levels. The estimated deficit for fiscal year 2003 may exceed $1 billion and for fiscal year 2004 could approach $5 billion. On the positive side, the state's unemployment rate of 5.5% continued to run slightly below the national average of 5.7% as of January 2003. The state's currrent long-term general obligation debt rating remained strong in the AA range by all three of the major rating agencies.


Investment Strategy
For the six-month period ended March 31, 2003, the short-term municipal market experienced two distinct segments. Initially, short-term municipal yields moved higher as a result of unusually heavy supply in the short end of the yield curve. One-year note yields that began the period in the 1.45% range rose to the 1.75% area, while the average variable rate yield rose from 1.55% to 1.85%. However, from early November 2002 through period end, the increased uncertainty surrounding international events and strong asset inflows into the short end of the yield curve strengthened demand for these municipal securities. This higher demand lowered the yield on a one-year fixed coupon note to the 1.10% range, while the average variable rate yield fell to the 1.15% range by period end.
We maintained the Fund's average portfolio maturity in the neutral range of 40 days - 45 days. This investment strategy was appropriate in light of growing global uncertainties. Additionally, the flat nature of the short-term yield curve offered little incentive to implement a more aggressive investment stance.

Within the portfolio, fixed coupon securities with maturities predominately in the 3-month - 6-month range remained an important diversification tool and provided an avenue to secure attractive yields through the first quarter of 2003. During the first quarter, average variable rate yields, which adjust on a daily or weekly basis, fell to a period low of .95% - 1.00% because of strong demand. The Fund's fixed coupon securities, which included municipal notes and tax-exempt commercial paper, comprised approximately 35% of the Fund's assets during the period and performed especially well as variable rate yields moved lower. Finally, the Fund's portfolio strategy and asset allocation for the six-month period ended March 31, 2003 provided shareholders with a well-diversified portfolio of high credit quality securities and a stable net asset value.

Looking forward, we will continue to monitor budget developments in New Jersey as we anticipate that state and local government short-term borrowing needs over the next 18 months will exceed current levels and could place significant upward pressure on New Jersey-specific short-term yields.


In Conclusion
We thank you for your continued support of CMA New Jersey Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Steven T. Lewis)
Steven T. Lewis
Portfolio Manager



May 2, 2003



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                                                 (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                       Value
New Jersey--               Bayonne, New Jersey:
70.1%           $  2,309      BAN, 2.125% due 7/11/2003                                                          $    2,313
                   3,624      GO, BAN, Refunding, 3% due 7/11/2003                                                    3,633
                   4,000      GO, TAN, 2.75% due 7/29/2003                                                            4,011
                   7,000      GO, TAN, 3% due 10/22/2003                                                              7,054
                  14,000   Bayonne, New Jersey, Municipal Utilities Authority, Revenue Refunding Bonds
                           (Water Project Notes), 5.35% due 6/26/2003                                                14,104
                  12,382   Bayonne, New Jersey, Temporary Notes, GO, Refunding, 3% due 7/11/2003                     12,418
                   4,517   Bergenfield, New Jersey, BAN, 1.75% due 8/18/2003                                          4,528
                   1,579   Bethlehem Township, New Jersey, GO, BAN, 2.50% due 6/24/2003                               1,582
                  12,250   Branchburg Township, New Jersey, GO, BAN, 1.625% due 9/10/2003                            12,280
                   7,767   Brick Township, New Jersey, GO, BAN, Series A, 2.125% due 2/13/2004                        7,832
                           Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (e):
                   1,180      (Jewish Community Center Project), 1.10% due 12/01/2010                                 1,180
                  13,900      (Parkview Redevelopment Housing Project), AMT, 1.15% due 7/01/2026                     13,900
                   2,345   Camden County, New Jersey, Improvement Authority, Special Revenue Bonds,
                           VRDN, 1.20% due 9/01/2026 (e)                                                              2,345
                   4,612   Clipper Tax-Exempt Trust, COP, VRDN, Series 1998-6, 1.20% due 10/01/2017 (e)               4,612
                  19,970   Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 1.15% due 2/15/2007 (e)    19,970
                  17,605   East Brunswick Township, New Jersey, GO, BAN, 1.75% due 1/08/2004                         17,686
                  25,000   Essex County, New Jersey, GO, TAN, Series B, 1.75% due 6/16/2003                          25,030
                   3,166   Hopewell Township, New Jersey, GO, BAN, 2% due 11/20/2003                                  3,178
                  50,780   Hudson County, New Jersey, COP, MERLOTS, Series A35, 1.19% due 12/01/2021 (d)(e)          50,780
                  28,000   Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential Purpose
                           Pooled Government), VRDN, 1.10% due 7/15/2026 (e)                                         28,000
                  14,445   Jersey City, New Jersey, GO, Refunding, 2.75% due 7/02/2003                               14,477
                   1,800   Lakewood Township, New Jersey, GO, BAN, 2.25% due 4/25/2003                                1,801
                           Maywood, New Jersey, GO, BAN:
                   5,685      2.60% due 6/13/2003                                                                     5,695
                   3,000      2% due 1/30/2004                                                                        3,019
                   2,185   Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc. Project),
                           VRDN, 1.20% due 12/01/2018 (e)                                                             2,185
                   8,350   Moorestown Township, New Jersey, GO, BAN, 3% due 5/29/2003                                 8,365
                   6,725   Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2001-174,
                           Class A, 1.15% due 2/26/2015 (e)                                                           6,725



Portfolio Abbreviations for CMA New Jersey Municipal Money Fund


AMT          Alternative Minimum Tax (subject to)
ARCS         Auction Rate Certificates
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
DATES        Daily Adjustable Tax-Exempt Securities
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Extendible Receipt Liquidity
             Option Tender Securities
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
TAN          Tax Anticipation Notes
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                       Value
New Jersey      $ 14,075   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, VRDN,
(continued)                Series 1998-64, Class A, 1.12% due 1/01/2012 (c)(e)                                   $   14,075
                  28,600   New Jersey EDA, EDR, CP, 1.02% due 6/12/2003                                              28,600
                           New Jersey EDA, EDR, Refunding (e):
                  34,850      (Airis Newark LLC Project), ARCS, AMT, 1.15% due 1/01/2019 (a)                         34,850
                  12,295      (Foreign Trade Zone Project), VRDN, 1.15% due 12/01/2007                               12,295
                   4,400      (Jewish Community Foundation Metro West), VRDN, 1.15% due 12/01/2018                    4,400
                           New Jersey EDA, EDR, VRDN (e):
                   2,385      (CVC Specialty Chemicals), AMT, 1.30% due 5/01/2011                                     2,385
                   9,100      (Diocese of Metuchen), 1.10% due 3/01/2026                                              9,100
                  20,100      (ENCAP Golf Holdings LLC), AMT, Series A, 1.15% due 10/01/2026                         20,100
                  33,000      (ENCAP Golf Holdings LLC), AMT, Series B, 1.15% due 10/01/2011                         33,000
                   3,025      (Eatem Realty Company), AMT, 1.20% due 10/01/2013                                       3,025
                     255      (International Vitamin Corp. Project), AMT, 1.25% due 5/01/2003                           255
                   8,275      (MZR Real Estate LP Project), AMT, 1.25% due 12/01/2026                                 8,275
                   4,095      (PB Tower & Metro Project), AMT, Series A, 1.30% due 11/01/2026                         4,095
                   2,265      (PB Tower & Metro Project), AMT, Series B, 1.30% due 11/01/2011                         2,265
                   1,080      (Park Lane Association Project), AMT, 1.30% due 4/01/2010                               1,080
                   2,400      (Wyckoff Family YMCA Project), 1.15% due 10/01/2017                                     2,400
                     800   New Jersey EDA, IDR (Plastic Suppliers Inc. Project), VRDN, AMT, 1.40%
                           due 6/01/2006 (e)                                                                            800
                   4,000   New Jersey EDA, Industrial and Economic Development Revenue Bonds
                           (Tru Urban Renewal Co.), DATES, 1.30% due 4/01/2019 (e)                                    4,000
                   4,500   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation
                           Project), VRDN, AMT, Series A, 1.20% due 6/01/2026 (a)(e)                                  4,500
                           New Jersey EDA, Revenue Bonds:
                   3,140      (Accurate Box Co. Inc. Project), VRDN, AMT, 1.25% due 11/01/2009 (e)                    3,140
                   2,045      (The Arc of Somerset County Inc.), VRDN, 1.20% due 7/01/2020 (e)                        2,045
                   4,430      (Cozzoli Enterprises LLC Project), VRDN, AMT, 1.15% due 3/01/2022 (e)                   4,430
                     600      (Economic Growth-Patterson), VRDN, AMT, 1.10% due 1/01/2005 (e)                           600
                   2,000      (Economic Growth-Patterson), VRDN, AMT, 1.10% due 1/01/2016 (e)                         2,000
                   2,035      (Jewish Family Service), VRDN, 1.20% due 2/01/2022 (e)                                  2,035
                  31,700      (Keystone Project), CP, 1.02% due 6/02/2003                                            31,700
                  22,045      MERLOTS, Series B02, 1.19% due 6/15/2020 (d)(e)                                        22,045
                   4,105      (Ocean County YMCA Inc. Project), VRDN, 1.20% due 9/01/2021 (e)                         4,105
                   5,000      (Presbyterian Homes), VRDN, Series B, 1.20% due 12/01/2032 (e)                          5,000
                   3,375      ROCS, Series II-R-203, 1.15% due 6/15/2021 (a)(e)                                       3,375
                   3,725      (Urban League Project), VRDN, 1.20% due 8/01/2019 (e)                                   3,725
                   3,150      (YMCA of Montclair Project), VRDN, 1.20% due 6/01/2022 (e)                              3,150
                   2,000   New Jersey EDA, Revenue Refunding Bonds (The Peddie School Project),
                           VRDN, Series B, 1.10% due 2/01/2019 (e)                                                    2,000
                  15,400   New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC),
                           VRDN, AMT, 1.25% due 7/01/2030 (e)                                                        15,400



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                       Value
New Jersey                 New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
(concluded)                New Jersey Inc. Project), VRDN (a)(e):
                $  9,550      AMT, Series C, 1.25% due 11/01/2025                                                $    9,550
                   4,800      Series A, 1.15% due 11/01/2026                                                          4,800
                   1,500      Series B, 1.20% due 11/01/2025                                                          1,500
                           New Jersey Health Care Facilities Financing Authority Revenue Bonds (e):
                   2,000      (Capital Health System Inc. Computer Program), VRDN, Series A-3, 1.10%
                              due 7/01/2021                                                                           2,000
                  14,595      FLOATS, Series 702, 1.15% due 7/01/2014 (d)                                            14,595
                  11,500      (Meridian Health System), VRDN, Series B, 1.10% due 7/01/2033                          11,500
                   7,200      (Meridian Hospitals Corp. Computer Program), VRDN, Series A-1, 1.10% due 7/01/2011      7,200
                   3,000      (Wiley Mission Project), VRDN, 1.15% due 7/01/2029                                      3,000
                  10,800   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, VRDN,
                           Series C, 1.10% due 9/01/2024 (d)(e)                                                      10,800
                  10,000   New Jersey Sports and Exposition Authority, State Contract Revenue Refunding Bonds,
                           VRDN, Series B-1, 1.10% due 3/01/2021 (d)(e)                                              10,000
                           New Jersey State Educational Facilities Authority, Revenue Refunding Bonds, VRDN,
                           Series A (e):
                   9,850      (Centenary College), 1.15% due 10/01/2033                                               9,850
                  40,145      (College of New Jersey), 1.10% due 7/01/2029 (a)                                       40,145
                  14,930   New Jersey State Highway Authority, Garden State Parkway, General Revenue Refunding
                           Bonds, PUTTERS, Series 247, 1.15% due 1/01/2013 (b)(e)                                    14,930
                   5,000   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                           AMT, Series EE, 1.10% due 4/01/2004 (d)                                                    5,000
                  25,000   New Jersey State TRAN, 3% due 6/12/2003                                                   25,074
                           New Jersey State Transportation Trust Fund Authority Revenue Bonds (e):
                  34,245      FLOATS, Series 775D, 1.20% due 12/15/2016                                              34,245
                   6,205      MERLOTS, Series A13, 1.19% due 6/15/2020 (d)                                            6,205
                   5,235   Newark, New Jersey, GO, BAN, 2.50% due 8/01/2003                                           5,248
                  20,815   Passaic County, New Jersey, Utilities Authority, Solid Waste Disposal Revenue
                           Refunding Bonds, Series A, 2.25% due 2/27/2004                                            20,955
                   3,588   Princeton Borough, New Jersey, GO, BAN, 2.50% due 6/26/2003                                3,596
                   7,300   Salem County, New Jersey, Industrial Pollution Control Financing Authority
                           Revenue Bonds (E.I. du Pont de Nemours), VRDN, 1.10% due 3/01/2012 (e)                     7,300
                   4,500   Somerville, New Jersey, BAN, 2% due 7/17/2003                                              4,510
                   3,648   Washington Township, New Jersey, Mercer County, GO, BAN, 2.125% due 11/26/2003             3,665
                           West Deptford Township, New Jersey, BAN:
                   3,085      2% due 5/30/2003                                                                        3,088
                  10,635      GO, 2% due 5/14/2003                                                                   10,640
                  10,000   Willingboro Township, New Jersey, GO, BAN, 2% due 12/11/2003                              10,038
                   4,148   Wood Ridge Boro, New Jersey, GO, BAN, 2% due 2/27/2004                                     4,180
                   2,549   Woodbridge Township, New Jersey, GO, BAN, Refunding, 2.50% due 7/08/2003                   2,556



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)                                                     (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                       Value
New York/                  Port Authority of New York and New Jersey, CP, Series A and B:
New Jersey--    $ 27,905      1.03% due 4/01/2003                                                                $   27,905
22.9%             16,190      1.05% due 4/07/2003                                                                    16,190
                  23,090   Port Authority of New York and New Jersey, Revenue Refunding Bonds, FLOATS,
                           AMT, Series 693, 1.18% due 12/15/2032 (a)(e)                                              23,090
                           Port Authority of New York and New Jersey, Special Obligation Revenue
                           Refunding Bonds (Versatile Structure Obligation), VRDN (e):
                  75,800      AMT, Series 1R, 1.20% due 8/01/2028                                                    75,800
                  48,350      AMT, Series 4, 1.25% due 4/01/2024                                                     48,350
                  38,450      AMT, Series 6, 1.25% due 12/01/2017                                                    38,450
                   6,640      Series 3, 1.15% due 6/01/2020                                                           6,640
                  43,800      Series 5, 1.18% due 8/01/2024                                                          43,800

Puerto Rico--              Government Development Bank of Puerto Rico, CP:
6.7%              26,500      1% due 4/10/2003                                                                       26,500
                   8,508      1.07% due 5/20/2003                                                                     8,508
                   4,803      1.08% due 6/19/2003                                                                     4,803
                  20,472      1.05% due 7/01/2003                                                                    20,472
                  10,845   Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                           Series 2000-107, Class A, 1.07% due 5/19/2009 (c)(e)                                      10,845
                   5,990   Puerto Rico Commonwealth Highway and Transportation Authority,
                           Transportation Revenue Bonds, MERLOTS, Series FFF, 1.21% due 7/01/2031 (e)                 5,990
                   5,405   Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 1.12%
                           due 8/01/2027 (a)(e)                                                                       5,405

                           Total Investments (Cost--$1,221,871*)--99.7%                                           1,221,871
                           Other Assets Less Liabilities--0.3%                                                        4,083
                                                                                                                 ----------
                           Net Assets--100.0%                                                                    $1,225,954
                                                                                                                 ==========


(a)AMBAC Insured.
(b)FGIC Insured.
(c)FSA Insured.
(d)MBIA Insured.
(e)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
Assets:
Investments, at value (identified cost--$1,221,871,026)                                                     $ 1,221,871,026
Cash                                                                                                                123,473
Interest receivable                                                                                               4,284,558
Prepaid registration fees and other assets                                                                          419,863
                                                                                                            ---------------
Total assets                                                                                                  1,226,698,920
                                                                                                            ---------------

Liabilities:
Payables:
  Investment adviser                                                                      $       471,327
  Distributor                                                                                     206,433           677,760
                                                                                          ---------------
Accrued expenses and other liabilities                                                                               66,718
                                                                                                            ---------------
Total liabilities                                                                                                   744,478
                                                                                                            ---------------

Net Assets                                                                                                  $ 1,225,954,442
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $   122,593,192
Paid-in capital in excess of par                                                                              1,103,338,402
Undistributed realized capital gains--net                                                                            22,848
                                                                                                            ---------------
Net Assets--Equivalent to $1.00 per share based on 1,225,931,922 shares of
beneficial interest outstanding                                                                             $ 1,225,954,442
                                                                                                            ===============


See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
Investment Income:
Interest and amortization of premium and discount earned                                                    $    16,812,967

Expenses:
Investment advisory fees                                                                  $     5,355,569
Distribution fees                                                                               1,484,348
Accounting services                                                                               211,351
Transfer agent fees                                                                               120,630
Professional fees                                                                                  67,844
Registration fees                                                                                  30,386
Custodian fees                                                                                     27,453
Printing and shareholder reports                                                                   24,728
Trustees' fees and expenses                                                                        11,475
Pricing fees                                                                                       10,299
Other                                                                                              25,567
                                                                                          ---------------
Total expenses                                                                                                    7,369,650
                                                                                                            ---------------
Investment income--net                                                                                            9,443,317
Realized Gain on Investments--Net                                                                                    87,248
                                                                                                            ---------------
Net Increase in Net Assets Resulting from Operations                                                        $     9,530,565
                                                                                                            ===============

See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2003               2002
Operations:
Investment income--net                                                                    $     9,443,317   $    20,689,307
Realized gain on investments--net                                                                  87,248            18,370
                                                                                          ---------------   ---------------
Net increase in net assets resulting from operations                                            9,530,565        20,707,677
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders:
Investment income--net                                                                        (9,443,317)      (20,689,307)
Realized gain on investments--net                                                                (72,268)                --
                                                                                          ---------------   ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders         (9,515,585)      (20,689,307)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                            3,387,147,467     3,814,205,798
Value of shares issued to shareholders in reinvestment of dividends and distributions           9,515,227        20,686,417
                                                                                          ---------------   ---------------
                                                                                            3,396,662,694     3,834,892,215
Cost of shares redeemed                                                                   (3,437,655,470)   (3,877,372,797)
                                                                                          ---------------   ---------------
Net decrease in net assets derived from beneficial interest transactions                     (40,992,776)      (42,480,582)
                                                                                          ---------------   ---------------

Net Assets:
Total decrease in net assets                                                                 (40,977,796)      (42,462,212)
Beginning of year                                                                           1,266,932,238     1,309,394,450
                                                                                          ---------------   ---------------
End of year                                                                               $ 1,225,954,442   $ 1,266,932,238
                                                                                          ===============   ===============

See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2003         2002         2001         2000          1999
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
Investment income--net                                              .01          .02          .03          .03          .03
Realized gain on investments--net                                  --++         --++         --++         --++         --++
                                                             ----------   ----------   ----------   ----------   ----------
Total from investment operations                                    .01          .02          .03          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
  Investment income--net                                          (.01)        (.02)        (.03)        (.03)        (.03)
  Realized gain on investments--net                                --++           --           --           --           --
                                                             ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                                 (.01)        (.02)        (.03)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                                 $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========


Total Investment Return                                            .80%        1.66%        3.35%        2.74%        2.71%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .62%         .62%         .62%         .64%         .66%
                                                             ==========   ==========   ==========   ==========   ==========
Investment income--net                                             .79%        1.68%        3.27%        2.71%        2.65%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $1,225,954   $1,266,932   $1,309,394   $1,085,988   $1,017,235
                                                             ==========   ==========   ==========   ==========   ==========

++Amount is less than $.01 per share.
See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New Jersey Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $22,960 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:



                                      3/31/2003         3/31/2002

Distributions paid from:
   Tax-exempt income                $  9,443,317       $ 20,689,307
   Ordinary income                        72,268                 --
                                    ------------       ------------
Total distributions                 $  9,515,585       $ 20,689,307
                                    ============       ============



As of March 31, 2003, there were no significant differences between the book and tax components of net assets.



CMA NEW JERSEY MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of CMA New Jersey Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New Jersey Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA New Jersey Municipal Money Fund as of March 31, 2003, the results of its operations for year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003




CMA NEW JERSEY MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid by CMA New
Jersey Municipal Money Fund of CMA Multi-State Municipal Series
Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable per share distributions paid by the Fund during the year:


Record            Payable          Ordinary
Date                Date            Income

6/12/2002         6/12/2002        $.000007
12/31/2002       12/31/2002        $.000055


Please retain this information for your records.



CMA NEW JERSEY MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                       Position(s)    Length                                                   Complex       ships
                           Held      of Time                                                 Overseen by    Held by
Name, Address & Age     with Fund     Served    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
Interested Trustee

Terry K. Glenn*         President    1999 to    President and Chairman of Merrill Lynch      118 Funds        None
P.O. Box 9011           and          present    Investment Managers, L.P. ("MLIM")/Fund      162 Portfolios
Princeton,              Trustee      and        Asset Management, L.P. ("FAM")-Advised
NJ 08543-9011                        1988 to    Funds since 1999; Chairman (Americas
Age: 62                              present    Region) of MLIM from 2000 to 2002;
                                                Executive Vice President of MLIM and FAM
                                                (which terms as used herein include their
                                                corporate predecessors) from 1983 to 2002;
                                                President of FAM Distributors, Inc. ("FAMD")
                                                from 1986 to 2002 and Director thereof from
                                                1991 to 2002; Executive Vice President and
                                                Director of Princeton Services, Inc.
                                                ("Princeton Services") from 1993 to 2002;
                                                President of Princeton Administrators, L.P.
                                                from 1989 to 2002; Director of Financial
                                                Data Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                       Position(s)    Length                                                   Complex       ships
                           Held      of Time                                                 Overseen by    Held by
Name, Address & Age     with Fund    Served*    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
Independent Trustees

Ronald W. Forbes        Trustee      1988 to    Professor Emeritus of Finance, School of     45 Funds         None
P.O. Box 9095                        present    Business, State University of New York at    51 Portfolios
Princeton,                                      Albany since 2000 and Professor thereof
NJ 08543-9095                                   from 1989 to 2000; International Consultant,
Age: 62                                         Urban Institute from 1995 to 1999.


Cynthia A. Montgomery   Trustee      1994 to    Professor, Harvard Business School since     45 Funds         Unum
P.O. Box 9095                        present    1989; Director, Unum Provident Corporation   51 Portfolios    Provident
Princeton,                                      since 1990; Director, Newell Rubbermaid,                      Corporation;
NJ 08543-9095                                   Inc. since 1995.                                              Newell
Age: 50                                                                                                       Rubbermaid,
                                                                                                              Inc.




CMA NEW JERSEY MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                       Position(s)    Length                                                   Complex       ships
                           Held      of Time                                                 Overseen by    Held by
Name, Address & Age     with Fund    Served*    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
Independent Trustees (concluded)

Charles C. Reilly       Trustee      1990 to    Self-employed financial consultant since     45 Funds         None
P.O. Box 9095                        present    1990.                                        51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan           Trustee      1992 to    Founder and Director Emeritus of The         45 Funds         None
P.O. Box 9095                        present    Boston University Center for the             51 Portfolios
Princeton,                                      Advancement Ethics of and Character;
NJ 08543-9095                                   Professor of Education at Boston
Age: 70                                         University from 1982 to 1999 and
                                                Professor Emeritus since 1999.


Roscoe S. Suddarth      Trustee      2000 to    President, Middle East Institute from        45 Funds         None
P.O. Box 9095                        present    1995 to 2001; Foreign Service Officer,       51 Portfolios
Princeton,                                      United States Foreign Service from 1961
NJ 08543-9095                                   to 1995; Career Minister from 1989 to
Age: 67                                         1995; Deputy Inspector General, U.S.
                                                Department of State from 1991 to 1994;
                                                U.S. Ambassador to the Hashemite Kingdom
                                                of Jordan from 1987 to 1990.


Richard R. West         Trustee      1988 to    Dean Emeritus of New York University,        45 Funds         Bowne & Co.,
P.O. Box 9095                        present    Leonard N. Stern School of Business          51 Portfolios    Inc.; Vornado
Princeton,                                      Administration since 1994.                                    Operating
NJ 08543-9095                                                                                                 Company;
Age: 65                                                                                                       Vornado
                                                                                                              Realty Trust;
                                                                                                              Alexander's,
                                                                                                              Inc.


Edward D. Zinbarg       Trustee      2000 to    Self-employed financial consultant since     45 Funds         None
P.O. Box 9095                        present    1994.                                        51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



CMA NEW JERSEY MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                       Position(s)    Length
                           Held      of Time
Name, Address & Age     with Fund    Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke         Vice         1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011           President    present    since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,              and          and        since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011           Treasurer    1999 to    since 1990.
Age: 42                              present


Kenneth A. Jacob        Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011           Vice         present    of MLIM from 1997 to 2000.
Princeton,              President
NJ 08543-9011
Age: 51


John M. Loffredo        Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011           Vice         present    of MLIM from 1998 to 2000.
Princeton,              President
NJ 08543-9011
Age: 39


Phillip S. Gillespie    Secretary    2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                        present    from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                      associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                   LGT Asset Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.



Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New Jersey Municipal Money Fund


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA New Jersey Municipal Money Fund


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA New Jersey Municipal Money Fund


Date: May 21, 2003


Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.